Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Apr. 01, 2022 CNY (¥)	Mar. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 416,201		¥ 438,608		$ 60,604
Restricted cash		810		809		118
Short-term investments		145,836		196,853		21,235
Inventories, net		144		79		21
Loan receivables, net		7,229		26,788		1,053
Prepayments, receivables and other current assets		69,126		55,135		10,066
Amounts due from related parties		1,260		640		183
Property and equipment, net		194,589		7,702		28,334
Intangible assets, net		12,554		89,822		1,828
Right-of-use assets		5,441		0		792	¥ 16,427
Goodwill		0		63,460	¥ 186,504	0
Investments		69,318		72,120		10,093
Other non-current assets		63,640		214,964		9,267
Total assets		986,148		1,166,980		143,594
Accounts payable		8,179		17,950		1,191
Salaries and welfare payable		13,550		12,311		1,973
Advances from customers		245		901		36
Taxes payable		11,126		3,265		1,620
Amounts due to subsidiaries		4,196		4,694		611
Current portion of lease liabilities		2,654		0		386
Accruals and other current liabilities		270,717		272,638		39,419
Deferred tax liabilities		3,369		12,112		491
Total liabilities		314,789		334,825		45,837
Total shareholders' deficit		671,359		832,155	1,454,896	$ 97,757		¥ 1,980,472
Other Operating Income (Expense), Net		7,267	$ 1,058	25,427	49,885
Loss before income tax benefit		(188,389)		(656,886)	(322,790)
Add: Income tax benefit		(1,983)	(288)	(14,512)	5,181
Net loss		(186,406)	(27,144)	(642,374)	(327,971)
Net cash provided by operating activities		(10,090)	(1,469)	(114,409)	(77,931)
Net Cash Provided by (Used in) Investing Activities		608	89	13,947	(96,663)
Net cash provided by financing activities		(12,064)	$ (1,757)	450	(119,249)
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents		259,033		213,094
Restricted cash		810		809
Short-term investments		25,584		0
Inventories, net		131		64
Loan receivables, net		7,229		26,788
Prepayments, receivables and other current assets		54,617		34,137
Amounts due from related parties		614		0
Property and equipment, net		191,598		1,238
Intangible assets, net		11,933		43,104
Right-of-use assets		650		0
Goodwill		0		63,460
Investments		38,469		34,331
Other non-current assets		33,050		212,613
Total assets		729,052		706,558
Accounts payable		548		552
Salaries and welfare payable		5,398		4,464
Advances from customers		68		89
Taxes payable		3,246		1,656
Amounts due to subsidiaries		1,395		1,331
Current portion of lease liabilities		307		0
Accruals and other current liabilities		214,359		217,527
Deferred tax liabilities		1,755		10,704
Total liabilities		1,739,826		1,641,787
Total shareholders' deficit		(1,010,774)		(935,229)
Income from non-operations		9,874		12,750	8,197
Loss before income tax benefit		(82,541)		(284,661)	(3,073)
Add: Income tax benefit		(8,757)		(14,689)	(4,794)
Net loss		(73,784)		(269,972)	1,721
Inter-company payments for service charges	[1]	4,561		40,409	39,859
Operating activities with external parties		(26,610)		(69,065)	(3,132)
Net cash provided by operating activities		83,151		21,576	25,326
Net Cash Provided by (Used in) Investing Activities		(37,211)		28,143	(202,312)
Net increase/(decrease) in cash and cash equivalents and restricted cash		45,940		49,719	(176,986)
VIEs and VIEs Subsidiaries | Third party [Member]
Variable Interest Entity [Line Items]
Other Operating Income (Expense), Net		4,922		2,415	5,983
VIEs and VIEs Subsidiaries | Intercompany [Member]
Variable Interest Entity [Line Items]
Other Operating Income (Expense), Net	[2]	17,650		(197,698)	0
VIEs and VIEs Subsidiaries | Third Party Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses		(189,199)		(187,958)	(95,454)
VIEs and VIEs Subsidiaries | Intercompany Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses	[3]	(13,545)		(15,779)	(32,490)
VIEs and VIEs Subsidiaries | Third Party Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		60,972		69,793	85,012
VIEs and VIEs Subsidiaries | Inter Company Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		26,785		31,816	25,679
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties	[4]	105,334		76,920
Amounts due to subsidiaries	[5]	1,512,750		1,405,464
Other operating activities with non-VIE subsidiaries	[6]	¥ 114,322		¥ 131,050	¥ 68,317

[1]

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[2]

Note 4: Inter-company other operating (loss)/income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

[3]	Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
[4]

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2022 and 2023 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

[5]

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2022 and 2023 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

[6]

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.